Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Detailed Information about Property, Plant and Equipment

	Leasehold property improvements € '000s	Computer hardware & software € '000s	Office equipment € '000s	Furniture & fittings € '000s	Total € '000s
Cost
At January 1, 2022	7,206	12,210	1,059	1,836	22,311
Additions	3,433	2,327	251	300	6,311
Disposals	(356)	(387)	(91)	(46)	(880)
Arising on business combinations	916	107	138	330	1,491
Effects of movements in exchange rates	(433)	(598)	(115)	(129)	(1,275)
At December 31, 2022	10,766	13,659	1,242	2,291	27,958
Additions	3,519	5,182	385	656	9,742
Disposals	(2,920)	(6,776)	(338)	(404)	(10,438)
Arising on business combinations	800	3,387	496	128	4,811
Transfer to assets held for sale	(205)	(1,777)	(772)	(98)	(2,852)
Effects of movements in exchange rates	(465)	(542)	(142)	(73)	(1,222)
At December 31, 2023	11,495	13,133	871	2,500	27,999

Accumulated depreciation
At January 1, 2022	2,931	5,962	261	659	9,813
Depreciation	1,382	3,173	340	442	5,337
Disposals	(89)	(208)	(53)	(33)	(383)
Effects of movements in exchange rates	(192)	(520)	(59)	(69)	(840)
At December 31, 2022	4,032	8,407	489	999	13,927
Depreciation	1,541	3,856	480	351	6,228
Disposals	(445)	(6,531)	(267)	(350)	(7,593)
Transfer to assets held for sale	(36)	(1,046)	(449)	(80)	(1,611)
Effects of movements in exchange rates	(140)	(88)	(102)	(28)	(358)
At December 31, 2023	4,952	4,598	151	892	10,593

Net book value
At December 31, 2022	6,734	5,252	753	1,292	14,031
At December 31, 2023	6,543	8,535	720	1,608	17,406